Goodwill	12 Months Ended
Dec. 31, 2011
Goodwill
5.	Goodwill

A summary of the changes in the carrying value of goodwill, by reporting unit, is as follows:

CECP reporting unit
At December 31, 2010	$2,951
Impairment loss recognized during the year	(2,951)

At December 31, 2011	—

In 2009, the fair value of the CECP reporting unit was determined using a discounted cash flow methodology, based on a discount rate of 9.8% and expected future cash flows. The expected future cash flows were based on a five-year plan (after taking into account of the impact of the current financial crisis) provided by management and with a reasonable growth rate covering the five-year period as well as the period beyond. The Company completed its annual impairment analysis for 2009 and concluded that the fair value of the CECP reporting unit exceeded its carrying value as of December 31, 2009. Therefore, no impairment loss was recognized in 2009.

5.	Goodwill — Continued

In 2010, the fair value of the CECP reporting unit was determined using a discounted cash flow methodology, based on a discount rate of 8.6% and expected future cash flows. The expected future cash flows were based on a five-year plan provided by management and with a reasonable growth rate covering the five-year period as well as the period beyond. The Company completed its annual impairment analysis for 2010 and concluded that the fair value of the CECP reporting unit exceeded its carrying value as of December 31, 2010. Therefore, no impairment loss was recognized in 2010.

In 2011, the Company performed impairment test for goodwill by comparing the fair value of the CECP reporting unit with its carrying amount, including goodwill. The fair value of the CECP reporting unit was determined using a discounted cash flow methodology, based on a discount rate of 8.17% and expected future cash flows provided by management. As there were only two customers left in the CECP segment, the future cash flows were significantly reduced, therefore, the fair value of the CECP reporting unit is less than its carrying value (including goodwill) as of December 31, 2011. The Company further performed step 2 of the impairment test and allocated the fair value of the CECP reporting unit to all assets and liabilities, and to any unrecognized intangibles, as if the CECP reporting unit had been acquired at December 31, 2011. As the implied fair value of goodwill is zero, an impairment loss of $2,951 was recognized in 2011.